Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost Basis	$ 187
Due after one year through five years, Cost Basis	572
Due after five years through ten years, Cost Basis	24
Due after ten years, Cost Basis	30
Due in one year or less, Fair Value	188
Due after one year through five years, Fair Value	592
Due after five years through ten years, Fair Value	25
Due after ten years, Fair Value	30
Cost Basis	1,240
Fair Value	1,267
Schedule of Available-for-sale Securities
Cost Basis	1,438	1,479	1,375
Fair Value	1,570	1,586	1,447
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	449	306	247
Gross gains from the sale of available-for-sale securities	22	6	4
Gross losses from the sale of available-for-sale securities	2	0	1
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	322	291	297
Fair Value	321	299	310
Residential
Schedule of Available-for-sale Securities
Cost Basis	18	26	33
Fair Value	18	25	30
Commercial
Schedule of Available-for-sale Securities
Cost Basis	87	117	142
Fair Value	$ 93	$ 127	$ 145